Filed Pursuant to Rule 497(e)
1933 Act File No. 033-16812
1940 Act File No. 811-05308
Perritt MicroCap Opportunities Fund
Perritt Emerging Opportunities Fund

October 19, 2010

Supplement to the
Prospectus dated February 28, 2010

This supplement provides new and additional information beyond that contained in the prospectus and should be read in conjunction with the prospectus.

Management

The subsection “Management” for the Perritt MicroCap Opportunities Fund under the section “Summary Section” of the Prospectus is amended to read in its entirety as follows:

“Management

Investment Adviser: Perritt Capital Management, Inc. is the investment adviser (Adviser) for the Fund.

Portfolio Manager: Michael Corbett is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Corbett is President of the Adviser and has served as Portfolio Manager since 1996.”

The subsection “Management” for the Perritt Emerging Opportunities Fund under the section “Summary Section” of the Prospectus is amended to read in its entirety as follows:

“Management

Investment Adviser: Perritt Capital Management, Inc. is the investment adviser (Adviser) for the Fund.

Portfolio Manager: Michael Corbett is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Corbett is President of the Adviser and has served as Portfolio Manager since the Fund’s inception.”

Management of the Funds

The fourth, fifth and sixth paragraphs of the section “Management of the Funds” are deleted and are replaced in their entirety with the following paragraph:

“Michael Corbett is responsible for the day-to-day management of the MicroCap Fund’s portfolio and the Emerging Fund’s portfolio.  Mr. Corbett joined the Adviser in 1990 as a research analyst and is currently President of the Adviser.  Mr. Corbett obtained a B.S. degree from DePaul University.  Mr. Corbett has been a Portfolio Manager for the MicroCap Fund since 1996, and for the Emerging Fund since its inception.”

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This Supplement is dated October 19, 2010.  Please retain this Supplement for future reference.